Document and Entity Information	Feb. 23, 2023
Cover [Abstract]
Entity Registrant Name	HARSCO CORP
Amendment Flag	false
Entity Central Index Key	0000045876
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-03970
Entity Tax Identification Number	23-1483991
Entity Address, Address Line One	Two Logan Square
Entity Address, Address Line Two	100-120 North 18th Street
Entity Address, Address Line Three	17th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(267)
Local Phone Number	857-8715
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $1.25 per share
Trading Symbol	HSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false